Document And Entity Information	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	COASTALSOUTH BANCSHARES, INC.
Entity Central Index Key	0001297107
Entity Emerging Growth Company	true
Entity File Number	001-42730
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	57-1184730
Entity Address, Address Line One	400 Galleria Parkway
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	(678)
Local Phone Number	396-4605
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	COSO
Security Exchange Name	NYSE